Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Current Assets:
Cash and cash equivalents		$ 16,895	$ 35,290
Restricted cash		2,965	3,278
Notes receivable		10,413	7,414
Accounts receivable, net		141,185	136,264
Prepayments and other current assets, net		25,754	22,189
Total Current Assets		208,848	216,593
Property and equipment, net		76,155	70,094
Intangible assets, net		11,337	11,213
Operating lease right-of-use assets, net		8,943	5,720
Long-term investments		11,366	8,873
Deposits for investment		9,470	9,177
Deferred tax assets		1,840	1,313
Other non-current assets, net		24,289	23,984
Total Assets		352,248	346,967
Current Liabilities
Notes payable		8,075	9,248
Accounts payable		76,986	89,642
Short-term bank loans		42,395	44,652
Long-term bank loans, current		3,752	2,769
Salary and welfare payables		2,575	5,554
Accrued expenses and other current liabilities		9,837	10,099
Operating lease liabilities, current		3,017	2,669
Tax payables		9,605	4,150
Total Current Liabilities		157,779	170,613
Long-term bank loans		36,937	33,832
Operating lease liabilities, non-current		5,599	2,156
Deferred tax liabilities		408	247
Other non-current liabilities		1,589	1,256
Total Liabilities		202,312	208,104
Commitments and Contingencies
Equity
Additional paid-in capital		83,762	83,762
Statutory reserves		7,311	7,311
Retained earnings		53,447	47,036
Accumulated other comprehensive loss		(1,908)	(6,200)
Total Shengfeng Development Limited’s Shareholders’ Equity		142,620	131,917
Non-controlling Interests		7,316	6,946
Total Equity		149,936	138,863
Total Liabilities and Equity		352,248	346,967
Class A Ordinary Shares
Equity
Ordinary share value	[1]	4	4
Class B Ordinary Shares
Equity
Ordinary share value	[1]	4	4
Related Party
Current Assets:
Due from related parties		11,636	12,158
Current Liabilities
Due to related parties		$ 1,537	$ 1,830

[1]	Giving retroactive effect to the 1-for-15 share consolidation effected on September 8, 2026.